EQUITY - Schedule of Share Capital (Details) $ / shares in Units, $ in Thousands	Oct. 06, 2025	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Apr. 05, 2022 shares
Disclosure of classes of share capital [line items]
Share capital | $		$ 29	$ 29
Number of shares outstanding (in shares) | shares				13,618,735
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares		$ 0.002
Share capital | $		$ 29	$ 29
Share split, conversion ratio	0.05
Number of shares outstanding (in shares) | shares		14,773,488